Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 15, 2025
Operating Leases [Abstract]
Lease term	5 years
Restricted deposits	$ 98	$ 86
Operating lease expenses	702	682
Linkage differences of lease costs	$ 10	$ 11
Right-of-use asset and lease liability			$ 702